Note 1 - Nature of Operations and Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)
Percent of Revenue	99.00%
Amortization of Value of Business Acquired (VOBA)	$ 70,012	$ 75,761
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 4,072,622	$ 3,991,112
Common Stock, Dividends, Per Share, Cash Paid | $ / shares	$ 0.21	$ 0.21
Capital Leased Assets Number Of Units New During Period	0	1
Capital Lease Obligations Incurred		$ 184,100
Repayments of Long-term Capital Lease Obligations	$ 319,762	395,024
Capital Leases, Future Minimum Payments Due, Next Twelve Months	74,034
Capital Leases, Future Minimum Payments Due in Two Years	6,259
Capital Lease Obligations	72,209	377,259
Capital Leases, Future Minimum Payments Due	80,292
Capital Leases, Future Minimum Payments, Interest Included in Payments	8,083
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	895,570	745,601
Reinsurance Recoverables, Including Reinsurance Premium Paid	98,444,173	56,332,692
Policy Claims Liability Estimate of Outstanding Claims	$ 600,226	$ 721,592
Participating Policies as Percentage of Gross Insurance in Force	14.00%	15.00%
Liability for Future Policy Benefit by Product Segment, Interest Rate, Year of Issue	3.00%	3.00%
Investment Yields Used For Expected Gross Profits	4.50%
Reinsurance Contract Life	20 years
Deferred Revenue	$ 1,431,647		$ 1,471,858
Deferred Revenue, Revenue Recognized	$ 40,211
Common Stock, Par or Stated Value Per Share | $ / shares	$ 1
Common Stock, Shares Authorized | shares	4,000,000
Weighted Average Number of Shares Outstanding, Basic | shares	1,111,660	1,120,306
Reserves Ceded To Reinsurers [Member]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 97,514,013	$ 55,510,620
Insurance Contracts Acquired in Business Combination [Member]
Finite-Lived Intangible Assets, Accumulated Amortization	766,092	$ 696,080
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	63,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	44,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	13,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	8,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 7,000
Minimum [Member]
Short Term Investments Maturity Date Term	1 year
Investment Yields Used For Expected Gross Profits	3.56%
Maximum [Member]
Short Term Investments Maturity Date Term	3 years
Investment Yields Used For Expected Gross Profits	9.17%